Related Parties (Details Narrative) - USD ($)	Nov. 05, 2020	Oct. 10, 2018
Consulting Agreements [Member] | Amir Uziel Economic Consultants Ltd [Member]
Monthly consultancy fee		$ 1,500
Mr. David Palach [Member]
Monthly retainer	$ 8,000
Itzhak Shrem [Member]
Monthly directors fee		$ 1,500